No Load | Forward Income & Growth Allocation Fund
Forward Income & Growth Allocation Fund
Investment Objective
The Fund seeks high current income and some potential capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses No Load Forward Income & Growth Allocation Fund		Investor Class	Institutional Class
Management Fee		0.10%	0.10%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.44%	0.19%
Acquired Fund Fees and Expenses		0.84%	0.84%
Total Annual Fund Operating Expenses		1.63%	1.13%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.53%	1.03%
[1]	The Fund's investment advisor is contractually obligated to waive its management fee until April 30, 2014. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Expense Example No Load Forward Income & Growth Allocation Fund (USD $)	Investor Class	Institutional Class
1 Year	156	105
3 Years	504	349
5 Years	877	612
10 Years	1,922	1,364

Expense Example, No Redemption No Load Forward Income & Growth Allocation Fund (USD $)	Investor Class	Institutional Class
1 Year	156	105
3 Years	504	349
5 Years	877	612
10 Years	1,922	1,364

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income and some capital appreciation to investors with a low risk tolerance and a 3-5 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.
Principal Risks
Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective December 3, 2012, the Income & Growth Allocation Blended Index (70% Barclays Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index) replaced the Fund’s prior benchmark indices. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on the Fund’s prior benchmark indices will be shown for at least a one-year transition period. In the future, however, only the Income & Growth Allocation Blended Index, the Barclays Global Aggregate GDP Weighted Index and the MSCI ACWI GDP Weighted Index will be shown.
Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	10.77%
Worst Quarter – December 31, 2008	–7.66%

Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns No Load Forward Income & Growth Allocation Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	10.45%	2.84%	5.04%	3.91%	Dec. 27, 2000
Institutional Class Return After Taxes on Distributions	9.23%	1.46%	3.73%	2.59%	Dec. 27, 2000
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.82%	1.61%	3.58%	2.56%	Dec. 27, 2000
Investor Class	9.88%	2.32%	4.51%	3.40%	Dec. 27, 2000
Income & Growth Allocation Blended Index (70% Barclays Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index)	10.69%	3.81%	7.94%	6.85%
Barclays Global Aggregate GDP Weighted Index	6.89%	5.71%	6.26%	6.75%
MSCI ACWI GDP Weighted Index	19.36%	(1.93%)	10.91%	5.94%
Income & Growth Allocation Blended Index (70% Barclays Global Aggregate Bond Index/30% MSCI ACWI)	8.09%	4.00%	7.04%	5.97%
Barclays Global Aggregate Bond Index	4.32%	5.44%	5.98%	6.46%
MSCI ACWI	16.80%	(0.61%)	8.66%	3.81%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.